Employee benefits - Pension and Retirement Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Compensation Related Costs [Abstract]
Pension plan based on multi-employer union plan	€ 244.4	€ 181.2	€ 161.7
Pension plans based on defined contribution and other plans	104.5	74.7	67.5
Pension and retirement expenses	€ 348.9	€ 255.9	€ 229.2